INVESTMENTS	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
INVESTMENTS

Equity method investments in golf and business club ventures total $1.4 million and $1.3 million at December 31, 2013 and December 25, 2012, respectively, and include two golf club joint ventures and one business club joint venture. Our share of earnings in the equity investments is included in equity in earnings from unconsolidated ventures in the consolidated statements of operations.

During the fiscal year ended December 25, 2012, we determined that one of our equity method investments had a decrease in value that was other than temporary. We recognized an impairment loss of $0.7 million during the fiscal year ended December 25, 2012 to adjust its carrying amount to its fair value of $1.1 million. See Note 5. We did not recognize any impairment losses related to our equity method investments in the fiscal year ended December 31, 2013.
Additionally, we have one equity method investment of 10.2% in Avendra, LLC, a purchasing cooperative of hospitality companies. The carrying value of the investment was $6.2 million and $9.4 million at December 31, 2013 and December 25, 2012, respectively. Our share of earnings in the equity investment is included in equity in earnings from unconsolidated ventures in the consolidated statements of operations. We have contractual agreements with the joint venture to provide procurement services for our clubs for which we received net volume rebates and allowances totaling $3.5 million, $2.9 million and $2.8 million during the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, respectively. The difference between the carrying value of the investment and our share of the equity reflected in the joint venture’s financial statements at the time of the acquisition of CCI by affiliates of KSL was allocated to intangible assets of the joint venture and amortized over approximately 10 years beginning in 2007. The carrying value of these intangible assets was $6.0 million and $8.0 million at December 31, 2013 and December 25, 2012, respectively.

Our equity in net income from the investment described in the preceding paragraph is shown below:

	2013	2012	2011
ClubCorp's equity in net income, excluding amortization	$4,400	$3,819	$3,487
Amortization	(2,008)	(2,008)	(2,008)
ClubCorp's equity in net income	$2,392	$1,811	$1,479